UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300

         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cynde Lee
Title:     Director, Operations/Compliance
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Cynde Lee     Palo Alto, CA     February 9, 2010



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     76

Form13F Information Table Value Total:     $129,848 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     2800    33870 SH       Sole                    32425              1445
AT&T Inc                       COM              00206R102     1872    66774 SH       Sole                    63661              3113
Abbott Labs                    COM              002824100     2377    44025 SH       Sole                    41570              2455
Aflac Inc                      COM              001055102     2189    47320 SH       Sole                    45565              1755
Amgen                          COM              031162100      294     5200 SH       Sole                     5200
Answers Corp Com               COM              03662X100      722    82555 SH       Sole                    16707             65848
Applied Materials              COM              038222105     3043   218310 SH       Sole                   209180              9130
BP PLC                         COM              055622104     3093    53355 SH       Sole                    50790              2565
BankAmerica Corp               COM              060505104      157    10416 SH       Sole                    10416
Boston Private Finl Holdings   COM              101119105      162    28144 SH       Sole                    17806             10338
Bridgeline Software, Inc.      COM              10807Q205       80    66806 SH       Sole                                      66806
Broadcaster Inc                COM              11132B103        2    43043 SH       Sole                                      43043
Canadian Oil Sands             COM              13642L100      342    12000 SH       Sole                                      12000
ChevronTexaco Corp             COM              166764100     3278    42579 SH       Sole                    39134              3445
Chordiant Software             COM              170404107       63    23000 SH       Sole                                      23000
Cisco Systems                  COM              17275R102      287    11968 SH       Sole                    10071              1897
Clorox                         COM              189054109      260     4264 SH       Sole                     4264
Coca Cola                      COM              191216100     2899    50865 SH       Sole                    48785              2080
Dominion Resources             COM              25746U109     2508    64450 SH       Sole                    61023              3427
E.I. du Pont de Nemours and Co COM              263534109     2405    71420 SH       Sole                    68460              2960
Ebix Inc.                      COM              278715206     4822    98743 SH       Sole                    76250             22493
Energy Select Sector SPDR      COM              81369Y506      242     4250 SH       Sole                     4250
Exxon Mobil Corporation        COM              30231G102     2571    37707 SH       Sole                    36517              1190
Financial Select Sector SPDR   COM              81369y605      749    52000 SH       Sole                    52000
Finisar Corporation            COM              31787A101     6579   737500 SH       Sole                                     737500
Fiserv Inc                     COM              337738108      385     7938 SH       Sole                     7938
Geeknet Inc Com                COM              36846Q104       24    20000 SH       Sole                                      20000
General Electric               COM              369604103     2207   145871 SH       Sole                   139584              6287
Glaxosmithkline PLC - ADR      COM              37733W105     2897    68577 SH       Sole                    66034              2543
Goldman Sachs                  COM              38141G104     2612    15471 SH       Sole                    14866               605
Hana Biosciences Inc.          COM              40963P105       52   276157 SH       Sole                                     276157
Health Care Select Sector      COM              81369y209      522    16800 SH       Sole                    16800
Hewlett-Packard Co.            COM              428236103      206     4000 SH       Sole                     3400               600
Intel                          COM              458140100      320    15700 SH       Sole                    15700
International Business Machine COM              459200101     3170    24215 SH       Sole                    23040              1175
J P Morgan Chase & Co.         COM              46625H100     2168    52035 SH       Sole                    48945              3090
Johnson & Johnson              COM              478160104     3150    48901 SH       Sole                    46457              2444
Linear Technology              COM              535678106     3178   103988 SH       Sole                    99088              4900
Looksmart Ltd.                 COM              543442107       92    90400 SH       Sole                                      90400
Lowe's Companies               COM              548661107     2168    92695 SH       Sole                    88925              3770
Mako Surgical Corp Com         COM              560879108      585    52702 SH       Sole                    10800             41902
McDonalds                      COM              580135101     2130    34115 SH       Sole                    32540              1575
Merck & Co Inc New Com         COM              58933y105      343     9394 SH       Sole                     5309              4085
Microsoft                      COM              594918104     3385   111058 SH       Sole                   106658              4400
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
Neurogesx Inc Com              COM              641252101      686    88972 SH       Sole                    21419             67553
Nike                           COM              654106103     2344    35470 SH       Sole                    33680              1790
Orexigen Therapeutics, Inc.    COM              686164104      746   100312 SH       Sole                     2000             98312
Paychex Inc                    COM              704326107     3112   101570 SH       Sole                    97315              4255
Pepsico                        COM              713448108     2986    49118 SH       Sole                    46152              2966
Procter & Gamble               COM              742718109     3006    49575 SH       Sole                    46255              3320
Rigel Pharmaceuticals Inc.     COM              766559603      213    22433 SH       Sole                                      22433
S&P Industrial Select SPDR     COM              81369Y704      445    16000 SH       Sole                    16000
Select Sector Materials SPDR   COM              81369Y100      272     8250 SH       Sole                     8250
Socket Mobile Inc Com New      COM              83368e200       44    14152 SH       Sole                                      14152
Somaxon Pharmaceuticals Inc.   COM              834453102      278   257724 SH       Sole                                     257724
Southwest Airlines             COM              844741108      130    11389 SH       Sole                    11389
Swift Energy                   COM              870738101      259    10800 SH       Sole                                      10800
Technology Select Sector SPDR  COM              81369y803      229    10000 SH       Sole                    10000
Telanetix, Inc.                COM              879180107       59  1002950 SH       Sole                                    1002950
Texas Instruments              COM              882508104     2225    85392 SH       Sole                    85392
Unify Corp Com New             COM              904743200      313   104206 SH       Sole                                     104206
United Parcel Service CL B     COM              911312106     2248    39180 SH       Sole                    37080              2100
United Technologies            COM              913017109      293     4228 SH       Sole                     4228
Vaxgen Inc Com New             COM              922390208      110   223890 SH       Sole                                     223890
Verizon Communications         COM              92343V104      203     6140 SH       Sole                     6140
Virage Logic Corp Com          COM              92763R104      660   119958 SH       Sole                    15321            104637
Walt Disney                    COM              254687106     2403    74511 SH       Sole                    71096              3415
Wave Systems Corp Com New      COM              943526301      962   677500 SH       Sole                                     677500
Wells Fargo                    COM              949746101     2362    87509 SH       Sole                    81574              5935
Workstream Inc.                COM              981402100       50   183343 SH       Sole                    17718            165625
SPDR S&P Midcap 400 ETF UTSer1 ETF              78467Y107    11240    85320 SH       Sole                    79680              5640
SPDR Trust Unit Series 1       ETF              78462F103      318     2850 SH       Sole                     2850
iShares MSCI EAFE Index        ETF              464287465      415     7500 SH       Sole                     7500
iShares Tr S&P Midcap 400      ETF              464287507    17833   246284 SH       Sole                   237907              8377
                                                                13      175 SH       Other                     175